Finance income (Tables)	12 Months Ended
Mar. 31, 2026
Finance Income
Schedule of finance income

	March 31,
	2024	2025	2026
Interest income on :
- Bank deposits recognized at amortized cost	160,784	154,160	110,705
- Others	6,528	49,263	55,766
Foreign exchange gain (net)	-	-	36,506
Unwinding of other financial assets	3,402	4,401	3,784
Total	170,714	207,824	206,761